Supplement
                         dated December 31, 2001 to the
            Glenbrook Provider Advantage Variable Annuity Prospectus
                            Dated September 17, 2001

                                   Offered by
                       Glenbrook Life and Annuity Company
                                   through the
                  Glenbrook Life Multi-Manager Variable Account


This supplement amends certain disclosure contained in the above-referenced prospectus for the Glenbrook Provider Advantage Variable Annuity contract (the "Contract") offered by SunTrust Annuities, Inc. ("SunTrust Annuities") and sold under the direction of SunTrust Securities, Inc., a registered broker-dealer ("SunTrust Securities"). SunTrust Annuities and SunTrust Securities are affiliates of SunTrust Banks, Inc. Please keep this supplement for future reference together with your prospectus.

Page 29: Under the Enhanced Earnings Death Benefit Rider section, insert the following after the second sentence of the second paragraph:

The Enhanced Earnings Death Benefit Rider is not available for purchase with any IRA at this time.

Page 29: Delete the fifth paragraph, which states:

   The Rider may not be available in all states. We may discontinue the offering of the Rider at any time.

Pages 35-36: Under the Tax Qualified Contracts section, replace the third paragraph with the following:

   In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

   The Death Benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. However, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. It is possible that the Death Benefit could be viewed as violating the prohibition on investment in life insurance contracts, with the result that the Contract would not satisfy the requirements of an IRA. We believe that these regulations do not prohibit all forms of optional death benefits; however, at this time we are not allowing the Enhanced Earnings Death Benefit Rider to be sold with an IRA.

                                   Supplement
                         dated December 31, 2001 to the
            Glenbrook Provider Advantage Variable Annuity Prospectus
                             dated October 31, 2001

                                   Offered by
                       Glenbrook Life and Annuity Company
                                   through the
                  Glenbrook Life Multi-Manager Variable Account


This supplement amends certain disclosure contained in the above-referenced prospectus for the Glenbrook Provider Advantage Variable Annuity contract (the "Contract") offered by certain financial institutions. Please keep this supplement for future reference together with your prospectus.

Page 32: Under the Enhanced Earnings Death Benefit Rider section, insert the following after the second sentence of the second paragraph:

The Enhanced Earnings Death Benefit Rider is not available for purchase with any IRA at this time.

Page 32: Delete the fifth paragraph, which states:

   The Rider may not be available in all states. We may discontinue the offering of the Rider at any time.

Pages 38-39: Under the Tax Qualified Contracts section, replace the third paragraph with the following:

   In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

   The Death Benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. However, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. It is possible that the Death Benefit could be viewed as violating the prohibition on investment in life insurance contracts, with the result that the Contract would not satisfy the requirements of an IRA. We believe that these regulations do not prohibit all forms of optional death benefits; however, at this time we are not allowing the Enhanced Earnings Death Benefit Rider to be sold with an IRA.